Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net sales	$ 16,090,744	$ 8,735,435	$ 10,192,818
Cost of sales	(9,895,070)	(7,099,923)	(8,452,440)
Gross profit	6,195,674	1,635,512	1,740,378
Selling, general and administrative expenses	(950,124)	(762,882)	(897,475)
Other operating income, net	25,586	206,843	21,663
Operating income	5,271,136	1,079,473	864,566
Finance expense	(26,997)	(46,644)	(88,284)
Finance income	62,912	49,421	29,071
Other financial income (expenses) , net	56,547	19,554	(39,756)
Equity in earnings of non-consolidated companies	400,732	57,555	60,967
Profit before income tax expense	5,764,330	1,159,359	826,564
Income tax expense	(1,397,139)	(291,488)	(196,519)
Profit for the year	4,367,191	867,871	630,045
Attributable to:
Owners of the parent	3,825,068	778,468	564,269
Non-controlling interest	$ 542,123	$ 89,403	$ 65,776
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 1,950	$ 0.40	$ 0.29
Diluted earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 1,950	$ 0.40	$ 0.29